Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRIC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the IASB in force as of December 31, 2016 and December 31, 2017, respectively.

The consolidated financial statements have been prepared under the historical cost convention, except for derivative financial instruments, financial assets at fair value through profit and loss, available-for-sale financial assets measured at fair value. The financial statements are presented in thousands of Peruvian Soles, unless otherwise stated.

The preparation of the consolidated financial statements in conformity with IFRS requires Management to make estimates and assumptions in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

Consolidation of financial statements
2.2	Consolidation of financial statements

a)	Subsidiaries

Subsidiaries are entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to account for business combinations. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group evaluates measurement of the non-controlling interest on an acquisition-by-acquisition basis. At December 31, 2016 and 2017, the measurements of the non-controlling interest in the Group´s acquisitions were made at the non-controlling interest´s proportionate share of the recognized amounts of the acquiree´s identifiable net assets.

Business acquisition-related costs are expensed as incurred.

Any contingent consideration assumed by the Group with the selling party is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in accordance with IAS 39 “Financial Instruments: Recognition and Measurement” as profit or loss.

Goodwill is initially measured as the excess of the acquisition cost, the fair value at the acquisition date of any interest previously acquired plus the fair value of the non-controlling interest, over the net identifiable assets acquired and liabilities and contingent liabilities assumed. If the acquisition cost is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss at the time of acquisition.

For consolidating subsidiaries, balances, income and expenses from transactions between Group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognized as assets are also eliminated. Group companies use common accounting practices, except for those that are specifically required for specific businesses.

b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, in other words as transactions with owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interest are also recorded in equity at the time of disposal.

c)	Disposal of subsidiaries

When the Group ceases to have control over a subsidiary, any retained interest in the entity is re-measured at its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss at such date. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that the amount previously recognized in other comprehensive income is reclassified to profit or loss.

d)	Joint arrangements

Contracts in which the Group and one or more of the contracting parties have joint control on the relevant joint activities are called joint arrangements.

Investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be both joint ventures as well as joint operations.

Joint ventures are accounted for using the equity method. Under this method, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses and movements in the comprehensive income statement.

The Group assesses on an annual basis whether there is any objective evidence that the investment in the joint ventures and associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the impairment loss in share of the profit or loss in associates and joint ventures under the equity method of accounting in the income statement. In addition, the Group stops the use of the equity method if the entity ceases to be an operating entity.

Joint operations are joint arrangements whereby the parties that have joint control of the arrangement, have rights over the assets, and obligations for the liabilities, relating to the arrangement. Each party recognizes its assets, liabilities, revenue and cost and its share of any asset or liability jointly held and, on any revenue, or cost arisen from the joint operation.

In the Group, joint operations mainly relate to consortiums (entities without legal personality) created exclusively for the development of a construction contract. Considering that the only objective of the consortium is to develop a specific project, all costs and revenue are included within revenue from construction activities and cost of construction activities, respectively.

e)	Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a holding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method (see section d) above).

Profits and losses resulting from transactions between the Group and its associates are recognized in the Group’s consolidated financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates are changed where necessary to ensure consistency with the policies adopted by the Group.

Impairment losses are measured and recorded in accordance with section d) above.

Segment reporting
2.3	Segment reporting

Operating segments are reported in a consistent manner with internal reporting provided to Management of the Group.

If an entity changes the structure of its internal organization in a manner that causes the composition of its reportable segments to change, the Group restates the information for earlier periods unless the information is not available.

Foreign currency translation
2.4	Foreign currency translation

a)	Functional and presentation currency

The consolidated financial statements are presented in soles, which is the functional presentation currency of the Group. All subsidiaries, joint arrangements and associates use the Peruvian Sol as their functional currency, except for foreign entities, for which the functional currency is the currency of the country in which they operate.

b)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the date of the transactions or valuation when items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated income statement, except when deferred in other comprehensive income.

Exchange differences arising on loans from the Company to its subsidiaries in foreign currencies are recognized in the separate financial statements of the Company and separated financial statements of the subsidiaries. In the consolidated financial statements, such exchange differences are recognized in other comprehensive income and are re-classified in the income statement on the disposal of the subsidiary or debt repayment; to the extent such loans qualify as part of the “net investment in a foreign operation”.

Foreign exchange gains and losses of all monetary items are included in the income statement within financial income or expense.

c)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency of the Group are translated into the presentation currency as follows:

i)	Assets and liabilities for each statement of financial position are translated using the closing exchange rate prevailing at the date of the consolidated statement of financial position;

ii)	income and expenses for each income statement are translated at the average exchange rate (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rate on the date of the transaction);

iii)	capital is translated by using the historical exchange rate for each capital contribution made; and

iv)	all exchange differences are recognized as separate components in other comprehensive income (loss), within foreign currency translations adjustment.

Goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate. Exchange differences are recognized in other comprehensive income.

Public services concession agreements
2.5	Public services concession agreements

Concession agreements signed between the Group and the Peruvian Government entitle the Group, as a Concessionaire, to assume obligations for the construction or improvement of infrastructure and which qualify as public service concessions are accounted as defined by IFRIC 12, “Service Concession Arrangements”. The consideration to be received from the Government for the services of constructing or improving public infrastructure is recognized as a financial asset or as an intangible asset, as set forth below.

a)	It is recognized a financial asset to the extent that it has a contractual right to receive cash or other financial assets either because the Government secures the payment of specified or determinable amounts or because the Government will cover any difference arising from the amounts actually received from public service users in relation with the specified or determinable amounts. These financial assets are recognized initially at fair value and subsequently at amortized cost (the financial model).

b)	It is recognized an intangible asset to the extent that the service agreement grants the Group a contractual right to charge users of the public service. The resulting intangible asset is measured at cost and is amortized as described in Note 2.15 (intangible asset model).

c)	It is recognized a financial asset and an intangible asset when the Group recovers its investment partially by a financial asset and partially by an intangible asset (bifurcated model).

Cash and cash equivalents
2.6	Cash and cash equivalents

In the consolidated statements of financial position and cash flows, cash and cash equivalents include cash on hand, on-demand bank deposits, other highly liquid investments with original maturities of three months or less and bank overdrafts. In the consolidated statement of financial position, bank overdrafts are included in the balance of financial obligations as current liabilities.

Financial assets
2.7	Financial assets

2.7.1	Classification

The Group classifies its financial assets in the following categories: financial assets at fair value through profit or loss, financial assets held-to-maturity, loans and account receivables and financial assets available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

As of the date of the consolidated financial statements, the Group has classified its financial assets in the following three categories:

a)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are non-derivatives that are designated by the Group as at fair value upon initial recognition and are held-for-trading. They are included in current assets in the consolidated statement of financial position.

b)	Loans and accounts receivable

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those whose maturity is greater than twelve months after the date of the consolidated financial statements. These are classified as non-current assets on the consolidated financial position. The Group’s loans and receivables comprise “trade accounts receivables”, “accounts receivable from related parties”, “other accounts receivable”, “unbilled work in progress” and “cash and cash equivalents”.

c)	Financial assets held for sale

Financial assets for sale are non-derivatives that are either designated in this category or not classified in any of the other categories. They are registered at cost and are included in non-current assets as “Other Financial Assets” unless Management intends to dispose them within 12 months of the date of the statement of financial position.

2.7.2	Recognition and measurement

The usual purchases and sales of financial assets are recognized at the trading date, the date on which the Group commits to buy or sell the asset. Investments are initially recognized at their acquisition value (fair value at the time of purchase). Financial assets available for sale are subsequently recorded at their fair value. Loans and accounts receivable are subsequently recorded at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of the ‘financial assets at fair value through profit or loss’ category is presented in profit or loss within “Other income and expenses, net” in the period in which they arise. Dividend income from financial assets at fair value through profit or loss is recognized in the income statement as part of “Other income and expenses, net” when the Group’s right to receive payments is established.

Changes in the fair value of monetary securities classified as available for sale are recognized in other comprehensive income. When a financial asset classified as available for sale is sold or impaired, the accumulated fair value adjustments recognized in equity are reclassified to profit or loss. Dividends on available-for-sale equity instruments are recognized in the income statement as part of “Other income and expenses, net” when the Group’s right to receive payments is established.

Impairment of financial assets
2.8	Impairment of financial assets

a)	Assets carried at amortized cost

At the end of each reporting period the Group assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired. If a financial asset or a group of financial assets is impaired, the impairment losses are recognized only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

For the loans and receivables category, the amount of any loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in the statement of income. If a loan or an account receivable has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract.

b)	Assets classified as available-for-sale

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets classified as available-for-sale is impaired.

For equity investments, a significant or prolonged decline in the fair value of the security below its cost is also evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss - measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss - is removed from equity and recognized in profit or loss. Impairment losses recognized in the income statement on equity instruments are not reversed through the income statement.

Derivative financial instruments and hedging activities
2.9	Derivative financial instruments and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at the end of each reporting period. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group designates certain derivatives as hedges of a particular risk associated with a recognized asset or liability (fair value hedge) or a highly probable forecast transaction (cash flow hedge). Derivatives are initially recognized at fair value on the date of subscription of the contract and are subsequently recognized at their fair value. The method to recognize the gain or loss resulting from changes in the fair values of the derivatives depends on the nature of the item being covered.

The Group documents, at the inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

The fair values of various derivative instruments used for hedging purposes and changes in the account reserves for hedging in equity are disclosed in Note 8. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity period of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity period of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.

Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as fair value hedges is recognized as other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss (for example, when the forecasted sale that is hedged takes place).

The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognized in the income statement as “Financial income or Financial expenses”.

However, when the forecasted transaction that is hedged results in the recognition of a non-financial asset (for example, inventory or fixed assets), the gains or losses previously deferred in equity are transferred from equity and are included in the initial measurement of the cost of the non-financial asset. The deferred amounts are ultimately recognized in cost of goods sold in the case of inventory or in depreciation in the case of fixed assets.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement within “other income and expenses, net”.

Trade accounts receivables
2.10	Trade accounts receivables

Trade receivables are amounts due from customers for goods or services sold by the Group. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any provision for impairment, except for receivables of less than one year that are stated at nominal amount which is similar to their fair values since they are short term.

Work in progress
2.11	Work in progress

Unbilled work in progress comprises the estimation made by the Management of the Engineering and Construction segment related to the unbilled rights receivable for services rendered and not yet approved by the client (valuation based on the percentage of completion).

It also includes the balance of work in progress costs incurred that relates to future activities of the construction contracts and the constructions phase in concessions (see Note 2.25 for detail on Revenue from construction and concession activities).

Changes in estimates of contract revenues and costs can increase or decrease the estimated margin. When a change in the estimate is known, the cumulative impact of the change is recorded in the period in which it is known based on the progress made.

Inventories
2.12	Inventories

The inventories include land, works in progress and finished buildings related to the real estate activity; materials used in the construction activity and merchandise and supplies marketed as part of the computer services segment.

a)	Real estate activity

Land used for the execution of real estate projects is recognized at acquisition cost. Work in progress and finished real estate includes the costs of design, materials, direct labor, borrowing costs (directly attributable to the acquisition, construction, production of the asset), other indirect costs and general expenses related to construction phase.

Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. The Group reviews annually whether inventories have been impaired identifying three groups of inventories to measure their net realizable value: i) land bought for future real estate projects which are compared to their net appraisal value; if the acquisition value is higher, a provision of impairment is made; ii) land under construction, impairment is measured based on cost projections; if these costs are higher than selling prices of each real estate unit, a estimate is made for impairment; and iii) completed real estate units; these inventory items are compared to the selling prices less selling expenses; if these selling expenses are higher, a provision for impairment is made.

For the reductions in the carrying amount of these inventories to their net realizable value, a provision is made for impairment of inventories with a charge to profit or loss for the year in which those reductions occur.

b)	Other Activities

Materials and supplies are estimated under the weighted average cost method or its replacement value, the lower. The cost of these items includes freight and non-refundable applicable taxes. The estimation for devaluation is estimated on the basis of specific analyzes carried out by the Management on its rotation. If it is identified that the book value of the stocks of materials and supplies exceeds their replacement value, the difference is charged to income in the year in which this situation is determined. Management considers that at the date of the consolidated financial statements it is not necessary to establish additional provisions to cover losses due to obsolescence of these inventories.

Investment property
2.13	Investment property

Investment properties are shown at cost less accumulated depreciation and impairment losses, if any. Subsequent costs attributable to investment properties are capitalized only if it is probable that future economic benefits will flow to the Company and the cost of these assets can be measured reliably; if not, they are recognized as expenses when incurred.

Repair and maintenance expenses are recognized in profit and loss when they are incurred. If the property’s carrying amount is greater than its estimated recoverable amount, an adjustment to reduce the carrying amount to the recoverable amount is recognized.

Depreciation is determined at rates calculated to write off cost, less estimated residual value, of each asset on a straight-line basis over its estimated useful life. The estimated useful lives of those properties range from 5 to 33 years.

The investment properties held by the Group correspond to: (i) “Agustino Plaza” Shopping Center, located in the El Agustino District, (ii) the 35% participation in the “Panorama Panorama” Shopping Plaza, located in the district of Santiago de Surco and (iii) the stores located within the stations of Line 1 of the Lima Metro; the properties that are owned by the subsidiary VIVA GyM SA. Fair value is estimated to be US$34.5 million, equivalent to S/112.7 million as of December 31, 2017 (US$29.5 million, equivalent to S/99 million, as of December 31 of 2016). The sales stores of these properties have been leased as an operating lease with third parties.

These investment properties have been leased under the modality of an operating lease to third parties.

Property, plant and equipment
2.14	Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any. Historical cost includes expenditure that is directly attributable to the acquisition of these items.

Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance expense are charged to the income statement during the financial period in which they are incurred.

Assets under construction are capitalized as a separate component. At their completion, the cost of such assets is transferred to their definitive category.

Replacement units are major spare parts in which depreciation starts when the units are installed for use within the related asset.

Depreciation of machinery, equipment and vehicles recognized as “Major equipment” are depreciated based on their hours of use. Under this method, the total number of work hours that machinery and equipment is capable to produce is estimated and a charge per hour is determined. The depreciation of other assets that do not qualify as “Major equipment” is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives, as follows:

Years
Buildings and facilities	Between 3 and 50
Machinery and equipment	Between 4 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10

Residual values and useful lives are reviewed and adjusted as appropriate at each date of the statement of financial position. Gains and losses on disposals are recognized in “Other income and expenses, net” in the income statement. Regarding joint operations that carry out construction activities, the difference between the proceeds from disposals of fixed assets and their carrying amount is shown within “revenue from construction activities” and “cost of construction activities”, respectively.

Intangible assets
2.15	Intangible assets

i)	Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration, the amount of any non-controlling interest and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the net identifiable assets acquired. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured at fair value is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognized directly in the income statement.

Goodwill acquired in a business combination is allocated to each cash-generating units (CGU), or group of CGUs, that is expected to benefit from the synergies of the combination. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are performed at least annually and when events or changes in circumstances indicate a potential impairment. Any impairment is recognized immediately as an expense in item “Other income and expenses, net” and cannot be reversed later.

ii)	Trademarks

Trademarks acquired separately are shown at historical cost. Trademarks acquired in a business combination are recognized at fair value at the acquisition date. Management has determined that these trademarks have indefinite useful lives.

Trademark impairment reviews are performed at least annually and when events or changes in circumstances indicate a potential impairment. Any impairment is recognized immediately as an expense in item “Other income and expenses, net”.

iii)	Concession rights

The intangible asset consisting of the right to charge users for the services related to service concessions agreements (Note 2.5 and Note 6.b) is initially recorded at the fair value of construction or improvement services. Before amortization is started, an impairment test is performed; it is amortized under the straight-line method, from the date revenue starts using the lower of its estimated expected useful life or effective period of the concession agreement.

iv)	Contractual relationships with customers

Contractual relationships with customers are assets resulting from business combinations that were initially recognized at fair value as determined based on the expected cash flows from those relations over an estimated period of time based on the time period those customers will remain as customers of the Group (the estimation of useful life is based on the contract terms which fluctuate between 5 and 9 years). The useful life and the impairment of these assets are individually assessed.

v)	Cost of developing wells

Costs incurred in preparing wells to extract hydrocarbons in Blocks I, III, IV and V, located in Talara, and are capitalized as part of intangible assets. These costs are amortized over the useful lives of the wells (estimated to be 5 years for Blocks I and V and unit of production method for Blocks III and IV), when is less than the period of the service agreement signed with Perupetro.

vi)	Internally generated software and development costs

Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use;

•	management intends to complete the software product and use or sell it;

•	there is an ability to use or sell the software product;

•	it can be demonstrated how the software product will probably generate future economic benefits;

•	technical, financial and other resources are available to complete the development and to use or sell the software product; and

•	software expense during its development can be reliably measured.

Other development expenditures that do not meet these criteria are expensed as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Computer software development costs recognized as assets are amortized over their estimated useful lives, which fluctuate between 2 to 8 years.

vii)	Rights of use of land

Refers rights maintained by the subsidiary Promotora Larcomar S.A. Rights of use of land are stated at historical cost less amortization and any accumulated impairment losses. The useful life of this asset is based on the agreement signed (60 years) and may be extended if agreed by parties. Amortization will begin when it becomes ready for its intended use by Management.

Impairment of non-financial assets
2.16	Impairment of non-financial assets

Assets subject to amortization are subject to impairment tests when events or circumstances occur that indicate that their book value may not be recovered. Impairment losses are measured as the amount by which the book value of the asset exceeds its recoverable value. The recoverable value of the assets corresponds to the higher of its fair value and its value in use. For purposes of the impairment assessment, assets are grouped at the lowest levels in which they generate identifiable cash flows (cash-generating units). The book value of non-financial assets other than goodwill that have been subject to write-offs for impairment are reviewed at each reporting date to verify possible reversals of impairment.

Trade accounts payables
2.17	Trade accounts payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Accounts payable are initially recognized at their fair value and subsequently are amortized at amortized cost using the effective interest method, except for accounts payable less than one year that are recorded at their nominal value that is similar to their fair value due to its maturity in the short term.

Other financial liabilities
2.18	Other financial liabilities

Corresponds to the loans and bonds issued by the Group, which are initially recognized at their fair value, net of the costs incurred in the transaction. These financial liabilities are subsequently recorded at amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the income statement during the period of the loan using the effective interest method.

The costs incurred to obtain these financial liabilities are recognized as transaction costs to the extent that it is probable that part or the entire loan will be received. In this case, these charges are deferred until the time the loan is received.

Borrowing costs
2.19	Borrowing costs

Debt costs are recognized at the income statement in the period in which they have been incurred, except for intangible assets and inventories (Note 18-c and 15) in which the borrowing costs are capitalized.

The general and specific borrowing costs directly attributable to the acquisition, construction or production of qualified assets, which are assets that necessarily take a substantial period (more than 12 months) to reach their condition of use or sale, are added to the cost of said assets until in such period the assets are substantially ready for use or sale. The Group suspends the capitalization of borrowing costs during the periods in which the development of activities of a qualified asset has been suspended. The income obtained from the temporary investment of specific loans that have not yet been invested in qualified assets is deducted from the borrowing costs eligible for capitalization.

Current and deferred income tax
2.20	Current and deferred income tax

Income tax expense comprises current and deferred tax. Tax expense is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or equity, in which case, it is recognized in the statement of comprehensive income or directly in equity, respectively.

The current income tax is calculated based on the tax laws enacted or substantively enacted at the date of the statement of financial position in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation.

Management, where appropriate, establishes provisions based on amounts expected to be paid to the tax authorities. Deferred tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority.

Employee benefits
2.21	Employee benefits

The Group recognizes a liability when the employee has rendered services in exchange for which he is entitled to receive future payments and an expense when the Group has consumed the economic benefit from the service provided by the employee in exchange for the benefits in question.

The Group determines employee benefits in accordance with current labor and legal regulations and classifies them as short-term benefits, post-employment benefits, long-term benefits and termination benefits.

Short-term benefits are those other than termination indemnities, whose payment is settled in the twelve months following the end of the period in which the employees have rendered the services; they correspond to current remunerations (salaries, salaries and contributions to social security), annual paid and sick absences, participation in profits and incentives and other non-monetary benefits.

Post-employment benefits are those other than termination benefits that are paid after completing your period of employment with the entity. Retirement benefits or post-employment benefit plans can be classified into (i) Defined contribution plans and (ii) Defined benefit plans. The Group maintains defined benefit plans and therefore assumes the actuarial risk.

Long-term benefits are those benefits that must be paid more than twelve months after the end of the period in which the services were rendered. As of December 31, 2016, and 2017, the Group does not grant benefits in this category.

Termination benefits are those benefits payable as a result of: (i) the entity’s decision to terminate the employee’s contract before the retirement date, and (ii) the employee’s decision to voluntarily accept the conclusion of the relationship of work.

Short-term benefits:

a)	Current salaries and wages

The current remunerations are constituted by salaries, wages, contributions to social security, statutory bonuses and compensation for time of services. Salaries, wages and contributions to social security are settled on a monthly basis.

Entities of the Group recognize the expense and the related liability for statutory bonuses based on applicable laws and regulations effective in Peru, Chile, Bolivia, Guyana and Colombia. In Peru bonuses correspond to two monthly payments, settled one in July and one in December of each year.

The compensation for time of services corresponds to the indemnification rights of the staff, and is accrued based on the consideration of the service calculated according to the legislation in force in each country in which the entities that make up the Group operate and determine as follows: (i) in Peru it is equivalent to half the remuneration in force at the date of payment and this is effected by deposit in bank accounts designated by the workers in the months of May and November of each year; (ii) In Colombia, it is equivalent to 8.33% of the monthly remuneration, (iii) in Bolivia, the calculation is made taking into account the average salary or wages of the last three months. In Chile and Guyana, this benefit is not available.

b)	Annual paid absences

Annual holidays are recognized on an accrual basis. The provision for the estimated obligation resulting from the services rendered by employees is recognized on the date of the consolidated statement of financial position and corresponds; (i) one month for personnel in Peru, (ii) fifteen days for personnel in the Dominican Republic and Colombia, and (iii) in the case of Chile and Bolivia, they are subject to the worker’s seniority and range from fifteen and thirty days.

c)	Share in profits and incentives

The participation of the workers in the profits is determined on the basis of the legal provisions in force in each country where the entities that make up the Group operate, as follows: (i) in Peru it is equivalent to 5% of the taxable matter determined by each Company of the Group, in accordance with current income tax legislation, (ii) in the case of the branch domiciled in the Dominican Republic, the worker participation rate is 10%; (iii) in Chile, workers’ participation is a component of the remuneration (equivalent to 4.75 minimum wages per year) and not a determinable percentage of the utility, (iv) in Bolivia the participation equals one monthly salary and the total distributed cannot exceed 25% of the profits determined under local regulations, (v) in Colombia and Guyana these benefits are not provided to employees.

Post-employment benefits

The CAM subsidiary has pension plans for its staff. The liability recognized in the statement of financial position with respect to defined benefit plans is measured based on the present value of the obligation at the end of the reporting period less the fair value of the plan assets.

The present value of the defined benefit obligations is determined by discounting the estimated future cash flows using the interest rates of high quality corporate bonds denominated in the currency in which the benefits will be paid and with maturity periods similar to the obligations for pension plans. In countries where there is no market with instruments with similar characteristics, the market rate of government bonds will be used.

The remeasurements that arise from adjustments and changes in the actuarial assumptions are recorded in other comprehensive income in the period in which they arise.

Termination	benefits.

The Group entities recognize the liability and expense for severance payments when they occur, based on the legal provisions in force in each country. In the legislation of Peru, the compensation for arbitrary dismissal for personnel with an indefinite contract amounts to 1.5 times the monthly remuneration for each year worked.

In Colombian legislation, compensation depends on the remuneration received; in the legislation of Chile is granted compensation of 30 days of salary for each year worked with a maximum salary of 330 days.

Other provisions
2.22	Other provisions

a)	General

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are reviewed at year - end. If the time value of money is significant, provisions are discounted using a pre-tax rate that reflects, when applicable, the specific risks related to the liability. Reversal of the discount due to the passage of time results in the obligation being recognized with a charge to the income statement as a financial expense.

Contingent obligations are disclosed for possible obligations that are not yet determined to be probable. Contingent assets are not recognized and only disclosed if it is probable that future economic benefits will flow to the Company.

b)	Provision for the closure of production wells

The subsidiary GMP S.A. recognizes a provision for the closure of operating units that correspond to the legal obligation to close oil production wells once the production phase has been completed. At the initial date of recognition, the liability that arises from said obligation measured at its fair value discounted at its present value, the valuation techniques established by IFRS 13, “Measurement of Fair Value”, simultaneously charged to the intangible account in the statement of financial position.

Subsequently, the liability will increase in each period to reflect the financial cost considered in the initial measurement of the discount, and the capitalized cost is depreciated based on the useful life of the related asset. When a liability is settled, the subsidiaries entities will recognize any gain or loss that may arise. The fair value changes estimated for the initial obligation and the interest rates used to discount the flows, any decrease in the provision, and any decrease of the asset that may exceed the carrying amount of said asset is immediately recognized in the income statement.

If the review of the estimated obligation results in the need to increase the provision and, accordingly, increase the carrying amount of the asset, the subsidiaries will also take into consideration if said increase corresponds to an indicator that the asset has been impaired and, if so, impairment tests are carried out (Note 2.16).

Put option arrangement
2.23	Put option arrangement

The subsidiary GyM S.A. signed a sale option contract on the equity of its subsidiary Morelco SAS (Note 33 b) that allows the shareholder to reallocate its shares over a period of 10 years. The amount payable under the option is initially recognized at the present value of the reimbursement under “Other accounts payable”, directly charged to equity. The charge to equity is recorded separately as put options subscribed on the non-controlling interest, adjacent to the non-controlling interest in the net assets of the consolidated subsidiaries.

Subsequently, the financial liability is updated by changes in the assumptions on which the estimation of the expected cash flows is based and by the financial component due to the passage of time. The effects of this update are recognized in results. In the event that the option expires without being exercised, the liability is written off with the corresponding adjustment to equity.

Capital
2.24	Capital

Common shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity, as a deduction, net of taxes, of the proceeds.

Where any Group company purchases the Company’s equity shares (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the company’s equity holders until the shares are cancelled or reissued. Where such shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects is included in equity attributable to the Group’s equity holders.

Revenue recognition
2.25	Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable. The Group recognizes revenue when the amount of revenue can be reliably measured; when it is probable that future economic benefits will flow to the entity; and when specific criteria have been met for each of the Group’s activities.

The Group’s revenue recognition policy is described as follows:

i)	Revenue from construction activities

Revenues from construction contracts are recognized using the percentage-of-completion method which is based on the completion of a physical proportion of the overall work contract considering total costs and revenues estimated at the end of the project, in accordance with IAS 11, Construction Contracts. Under this method revenues are determined based on the proportion of actual physical completion compared to the total contracted physical construction commitment.

When it is probable that the total costs of the contract will be above the related revenue, the expected loss will be immediately expensed.

When the outcome of a construction contract cannot be estimated reliably, the associated revenue is recognized to the extent costs incurred are recoverable. Revenue is billed once approval is received by the owners of the work in progress.

In the statement consolidated of financial position, the Group shows the net position of each contract as an asset or a liability. A contract is considered an asset when the costs incurred plus recognized earnings less the sum of all the recognized losses and consolidated assessments exceed work in progress billings; this asset is shown in the statement of financial position as “Unbilled work in progress”; otherwise they are presented as a liability within “Trade accounts payables”.

A change order is an instruction by the customer for a change in the scope of the work to be performed under the contract that may lead to an increase or a decrease in contract revenue. A variation is included in contract revenue when it is probable that the customer will approve the variation and the amount of revenue arising from the variation; can be reliably measured.

A claim is an amount that the Group seeks to collect from the customer or third party as reimbursement for costs not included in the contract price. Claims are included in contract revenue only when negotiations have reached an advanced stage such that it is probable that the customer will accept the claim; and the amount that it is probable will be accepted by the customer can be measured reliably.

ii)	Revenue from engineering, advisory, consulting services and other services

Revenues from service contracts are recognized in the accounting period in which they are performed using the percentage of completion method, calculated based on the percentage of costs incurred. Additionally, there are contracts whereby income is recognized as it is earned, regardless of when the related fees are received.

iii)	Sales of real-estate properties

Revenue from sales of real estate properties is recognized in the results of the period when sales occur, that is, when the properties are delivered and the risks and rewards inherent to ownership are transferred to the buyer and the collection of the corresponding receivables is reasonably assured.

iv)	Revenue from Information Technology Services (IT)

The sale of computer equipment includes some services to be provided in a subsequent date to the asset sale as installation and maintenance. When sales agreements include multiple elements, the amount of the revenue is attributed to each element based on their related fair values. The fair value of each element is determined based on the market price prevailing for each element when sold separately. Revenue derived from computer equipment is recognized when the related risks and rewards are transferred to the customer, which occurs upon delivery. Revenue relating to each service element is recognized using the straight-line method.

v)	Interest income

Interest income is recognized on a time-proportion basis, using the effective interest method.

vi)	Revenue for concession services

Revenue from concession services is recognized according to its nature. Construction and restoration activities are accounted for applying the percentage-of-completion method as described above and operation and maintenance services in the accounting period when they are provided (see Note 2.5).

Construction contract costs
2.26	Construction contract costs

Contract costs include all direct costs such as materials, labor, subcontracting costs, manufacturing and supply costs of equipment, start-up costs and indirect costs. Periodically, the Group evaluates the reasonableness of the estimates used in the determination of the percentage-of-completion. If, as a result of this evaluation, there are modifications to the revenue or cost previously estimated, or if the total estimated cost of the project exceeds expected revenues, an adjustment is made in order to reflect the effect in results of the period in which the adjustment or loss is incurred.

When the outcome of a construction work cannot be estimated reliably, the revenue of the contract is recognized only up to the amount of the contractual costs incurred and that are likely to be recovered.

Leases
2.27	Leases

a)	The Group as a lessee

Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases, including prepayments (net of any incentives received from lessor) are charged to the consolidated income statement under the straight-line method over the lease term. The Group’s major kinds of operating leases are leases of machinery, computer equipment, printing equipment, among others.

Finance leases

Leases in which the Group assumes substantially all the risks and rewards of ownership of an asset are classified as finance leases. Each lease payment is allocated between the liability and finance charges so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The corresponding rental obligations, net of finance charges, are included in other payables, short- and long-term in the consolidated statement of financial position.

The interest element of the finance cost is charged to the consolidated income statement of over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the useful life of the asset or the lease term.

b)	Group as a lessor

The Group only has operating leases and the leased assets are stated in the statement of financial position based on the nature of the asset. Revenue from operating leases are recognized under the straight-line method over the lease term and the incentives given to lessees reduce the revenue obtained from leases.

Dividend distribution
2.28	Dividend distribution
Dividend distribution to the Group shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved.
Significant non-operating items
2.29	Significant non-operating items

Significant non-operating items are separately shown in the financial statements when they are necessary to provide a more adequate understanding of the Group’s financial performance. These material items are income or expenses shown separately due to their nature or significant amount.

Standards, amendments and interpretations published but not yet in force
3.1.	Standards, amendments and interpretations published but not yet in force

The relevant standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 9 “Financial Instruments”

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions. The Group plans to adopt the new standard on the required effective date and will not restate comparative information.

During 2017, the Group performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position or equity from the adoption of IFRS 9. In addition, the Group will adopt changes in certain financial instruments.

a)	Classification and measurement

Management expects to maintain the measurement at fair value for all financial assets that are currently measured at that value. There is no impact on financial liabilities.

b)	Impairment

IFRS 9 requires the Group to record an expected credit loss for its debt instruments, loans and account receivables, regardless of the period. The Group will apply the simplified approach on all trade receivables and the general approach for accounts that originate from loans and third parties and related companies.

The Group will strengthen the internal controls, processes and systems regarding the identification of the different financial instruments of accounts receivable loans so that from the moment of initial recognition these items are recognized at their recoverable value. Given the substantially current nature of these accounts and the guarantees received, the Group expects that there will be no significant impact on its consolidated financial statements as a result of the adoption of this standard.

c)	Hedge accounting

The Group has determined that all hedge transactions that are currently designated as effective hedges will continue to qualify as hedge accounting under IFRS 9. The Group has chosen not to retrospectively apply IFRS 9 at the time of transition for those hedges designated as hedges under IAS 39. As IFRS 9 does not change the main principles of how an entity should record the effective hedges.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration agreed with the customer. The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1 2018. Early adoption is permitted.

The Group plans to adopt the new standard on the required effective date using the modified retrospective method, under which the accumulated effect of applying this new standard is presented adjusting the beginning balance of accumulated results (January 1, 2018). During 2016, the Group performed a preliminary assessment of IFRS 15, which was followed by a more detailed analysis in 2017.

(a)	Engineering and Construction

At the time of the adoption of IFRS 15, the segment considered the following:

i)	In the case of additional services, the Group will strengthen the internal controls, processes and systems regarding the obtaining of the valorizations approved by clients, the follow-up of their timely collection and the write off if necessary.

ii)	In the case of work in progress (Note 12), the Group will strengthen the internal controls, processes and systems with respect to the support required to register adjustments for work progress and the construction contract margin as of the date of the financial statements

iii)	In the case of construction contracts, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed in the contract with the client, mainly in the Engineering, Procurement and Construction contracts (EPC by its acronym in English). During the review process of the current procedures and those required by IFRS 15, we observed a case whose current accounting treatment must be corrected in order to recognize the different performance obligations contemplated in the contract. The Group is in the process of determining the effect of this situation on its financial statements, although it estimates that it will not be significant at the date of adoption of IFRS 15 or in subsequent years

iv)	In the case of penalties, the Group will strengthen its policies on factual support to support that the recognition of charges is not required to the results

(b)	Infrastructure

In the case of penalties, the Group will strengthen its policies to support the recognition at the income statement is not required. Specifically, in the contract between OTAS and PLUSPETROL, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed with the client.

(c)	Real Estate

In the case of real estate sales contracts, the Group will strengthen the internal controls, processes and systems regarding the identification of the different performance obligations agreed in the contract with the client, mainly in contracts that include sale of common areas. During the review of current procedures and those required by IFRS 15, we observe a case whose current accounting treatment must be adapted in order to recognize the different performance obligations contemplated in the contract. The Group is in the process of determining the effect of this situation on its financial statements, although it estimates that it will not be significant at the date of adoption of IFRS 15 or in subsequent years

(d)	Presentation and disclosure requirements

IFRS 15 requires the presentation and disclosure of more detailed information than required by current regulations. The presentation requirements represent a significant change in current practice and will increase the volume of disclosures required in the Group’s financial statements. In 2017, the Group continued testing its internal controls, policies and procedures necessary to collect and disclose the required information.

IFRS 16 “Leases”

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees: leases of ‘low-value’ assets and short-term leases. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted only in conjunction with the adoption of IFRS 15. The Group is evaluating the impact of IFRS 16 in its consolidated financial statements with the identification, collection and analysis of current lease agreements.